Financial Risk Management - Credit Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Risk Management
Cash and cash equivalents	$ 342,594	$ 384,092	$ 227,024	$ 302,988
Short-term investments	25,000
Trade and other receivables	20,244	10,706
Dividends receivable and other amounts due from related parties	33,395	8,666
Derivative financial assets	15,188	18,211
Credit risk
Financial Risk Management
Cash and cash equivalents	342,594	384,092
Short-term investments	25,000
Trade and other receivables	20,244	10,706
Dividends receivable and other amounts due from related parties	33,395	8,666
Derivative financial assets	$ 15,188	$ 18,211
Credit risk | Shell
Financial Risk Management
Percentage of revenue	74.20%	92.60%	94.90%